Balance sheet Location and Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (134,603)	$ (90,405)
Over the Counter
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	407
Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(92,877)	9,084
Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(16,870)	(2,498)
Market Value Liability Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(24,478)	(29,226)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(785)	(67,765)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	4,516	5,508
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(134,225)	(22,640)
Derivative Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (4,894)	$ (73,273)